Victory Sycamore Small Company Opportunity Fund Investment Strategy	Feb. 05, 2026
Victory Sycamore Small Company Opportunity Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	As of September 30, 2025, the Russell 2000® Value Index included companies with approximate market capitalizations between $58.6 million and $21.9 billion.